Other Liabilities (Details) - USD ($)	May 27, 2025	Feb. 25, 2025
Third Party Loan [Member]
Other Liabilities [Line Items]
Loan amount	$ 100,000
Loan maturity date	November 26, 2025
Interest rate of the loan	1.00%
Interest free loan [Member]
Other Liabilities [Line Items]
Loan amount		$ 90,000
Loan maturity date		February 24, 2026